Real Estate Investments - Future Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 property		Dec. 31, 2012 property	Jun. 28, 2013 GE Capital Portfolio [Member] property	Jun. 28, 2013 Direct Financing Lease [Member] GE Capital Portfolio [Member] property
Property Subject to or Available for Operating Lease [Line Items]
Number of properties acquired	1,739		573	447	50
2014	$ 522,563
2015	512,833
2016	496,691
2017	460,070
2018	424,934
Thereafter	2,734,499
Total	5,151,590
2014	5,402	[1]
2015	5,028	[1]
2016	4,946	[1]
2017	4,545	[1]
2018	3,455	[1]
Thereafter	10,352
Total	$ 33,728	[1]

[1]	properties are subject to direct financing leases and, therefore, revenue is recognized as direct financing lease income on the discounted cash flows of the lease payments. Amounts reflected are the cash rent on these respective properties.